Research and Development Expenses (Details) - Schedule of Research and Development Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of research and development expenses [Abstract]
Subcontractors and consultants	$ 4,793	$ 3,612	$ 628
Share-based compensation	889	1,592	1,969
Salaries and social benefits	1,905	1,212	447
Others	1		38
Research and development expenses, total	$ 7,588	$ 6,416	$ 3,082